Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2026

Shares		Value
COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 4.1%
	RETAIL 4.1%
16,200	AutoZone, Inc.(1)	$54,720,036
CONSUMER STAPLES 6.8%
	RETAIL 6.8%
125,947	Casey's General Stores, Inc.	91,671,783
FINANCIALS 15.6%
	INSURANCE 10.1%
294,592	American Financial Group, Inc.	37,622,344
444,900	Brown & Brown, Inc.	29,011,929
1,026,506	W.R. Berkley Corp.(2)	68,036,818
		134,671,091
	SOFTWARE 5.5%
137,757	MSCI, Inc.	74,252,401
		208,923,492
HEALTHCARE 6.8%
	HEALTHCARE PRODUCTS 4.8%
27,000	IDEXX Laboratories, Inc.(1)	15,171,030
225,015	STERIS PLC	49,757,567
		64,928,597
	HEALTHCARE SERVICES 2.0%
5,000	Ensign Group, Inc.	1,007,500
119,000	ICON PLC(1)	13,168,540
75,000	IQVIA Holdings, Inc.(1)	12,790,500
		26,966,540
		91,895,137
INDUSTRIALS 37.5%
	AEROSPACE/DEFENSE 6.3%
306,297	HEICO Corp.	83,986,637
	BUILDING MATERIALS 3.9%
111,900	Lennox International, Inc.(2)	51,936,147
	COMMERCIAL SERVICES 4.1%
218,772	Cintas Corp.	37,003,096
336,655	Rollins, Inc.	17,980,744
		54,983,840
	COMPUTERS 4.3%
106,100	CACI International, Inc. Class A(1)	57,704,607
	ELECTRONICS 3.8%
141,411	Woodward, Inc.	50,613,825
	ENGINEERING & CONSTRUCTION 2.6%
24,000	Comfort Systems USA, Inc.	33,095,760
21,200	Exponent, Inc.	1,383,300
		34,479,060
	ENVIRONMENTAL CONTROL 8.2%
116,000	Republic Services, Inc.	25,406,320
524,462	Waste Connections, Inc.	85,193,607
		110,599,927
	METAL FABRICATE/HARDWARE 1.4%
34,000	RBC Bearings, Inc.(1)	18,466,080
	MISCELLANEOUS MANUFACTURERS 1.9%
136,000	ITT, Inc.	25,912,080
Shares		Value
COMMON STOCKS 95.8% (continued)
INDUSTRIALS 37.5% (continued)
	SOFTWARE 1.0%
86,000	Broadridge Financial Solutions, Inc.	$13,973,280
		502,655,483
INFORMATION TECHNOLOGY 25.0%
	COMPUTERS 1.2%
230,210	CGI, Inc.	16,828,351
	MISCELLANEOUS MANUFACTURERS 5.3%
116,500	Teledyne Technologies, Inc.(1)	70,483,665
	SEMICONDUCTORS 4.8%
58,674	Monolithic Power Systems, Inc.	64,151,218
	SOFTWARE 11.5%
144,600	Cadence Design Systems, Inc.(1)	40,180,002
23,900	Fair Isaac Corp.(1)	25,514,206
85,000	Roper Technologies, Inc.	30,078,100
170,341	Tyler Technologies, Inc.(1)	58,321,352
		154,093,660
	TELECOMMUNICATIONS 2.2%
67,000	Motorola Solutions, Inc.	29,075,990
		334,632,884
TOTAL COMMON STOCKS (Cost $1,022,986,542)		1,284,498,815
SHORT-TERM INVESTMENTS 3.7%
	MONEY MARKET FUNDS 3.7%
48,074,571	State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(3)	48,074,571
1,072,713	State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,072,713
		49,147,284
TOTAL SHORT-TERM INVESTMENTS (Cost $49,147,284)		49,147,284
TOTAL INVESTMENTS IN SECURITIES 99.5% (Cost $1,072,133,826)		$1,333,646,099
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%		7,312,856
NET ASSETS(5) 100.0%		$1,340,958,955

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2026, the market value of the securities on loan was $1,096,721.
(3)	Rate reflects 7 day yield as of March 31, 2026.
(4)
Securities with an aggregate market value of $1,096,721
were out on loan in exchange for collateral including
$1,072,713 of cash collateral as of March 31, 2026. The
collateral was invested in a cash collateral reinvestment
vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$1,072,133,826, aggregate gross unrealized appreciation
was $336,304,312, aggregate gross unrealized
depreciation was $74,792,039 and the net unrealized
appreciation was $261,512,273.

See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.